Investment - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Cost-method Investments [Line Items]
Investments, at cost	$ 250	$ 250
Licensing Agreements
Schedule of Cost-method Investments [Line Items]
Number of Common stock received in connection with license agreement	57,000
Investments, at cost	$ 250